Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.85% A,B	0.86% A,B	0.86% A,B	0.86% A,B	0.70% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.04% B	0.04% B	0.04% B	0.04% B	0.04% B

Total annual operating expenses	1.14%	1.40%	1.90%	0.90%	0.74%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.24% for Class I, and 0.08% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 685	$ 685	$ 488	$ 488	$ 293	$ 193	$ 92	$ 92	$ 76	$ 76
3 years	$ 916	$ 916	$ 778	$ 778	$ 597	$ 597	$ 287	$ 287	$ 237	$ 237
5 years	$1,167	$1,167	$1,089	$1,089	$1,026	$1,026	$ 498	$ 498	$ 411	$ 411
10 years	$1,881	$1,881	$1,971	$1,971	$2,024	$2,024	$1,108	$1,108	$ 918	$ 918
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.85% for Class A, 0.86% for Class M, 0.86% for Class C, 0.86% for Class I, and 0.70% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

ADIF‑PSTK‑0324‑146 1.743414.146	March 1, 2024

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.88% A,B	0.88% A,B	0.87% A,B	0.86% A,B	0.72% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.09% B	0.09% B	0.09% B	0.09% B	0.09% B

Total annual operating expenses	1.22%	1.47%	1.96%	0.95%	0.81%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.25% for Class M, 0.24% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 692	$ 692	$ 494	$ 494	$ 299	$ 199	$ 97	$ 97	$ 83	$ 83
3 years	$ 940	$ 940	$ 799	$ 799	$ 615	$ 615	$ 303	$ 303	$ 259	$ 259
5 years	$1,207	$1,207	$1,125	$1,125	$1,057	$1,057	$ 525	$ 525	$ 450	$ 450
10 years	$1,967	$1,967	$2,046	$2,046	$2,094	$2,094	$1,166	$1,166	$1,002	$1,002
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.88% for Class A, 0.88% for Class M, 0.87% for Class C, 0.86% for Class I, and 0.72% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AEA‑PSTK‑0324‑150 1.725513.150	March 1, 2024

Supplement to the
Fidelity Advisor® Focused Emerging Markets Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.93% A,B	0.93% A,B	0.93% A,B	0.93% A,B	0.81% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.03% B	0.03% B	0.03% B	0.03% B	0.03% B

Total annual operating expenses	1.21%	1.46%	1.96%	0.96%	0.84%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, 0.21% for Class I, and 0.08% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$691	$691	$493	$493	$299	$199	$98	$98	$86	$86
3 years	$937	$937	$796	$796	$615	$615	$306	$306	$268	$268
5 years	$1,202	$1,202	$1,120	$1,120	$1,057	$1,057	$531	$531	$466	$466
10 years	$1,957	$1,957	$2,035	$2,035	$2,091	$2,091	$1,178	$1,178	$1,037	$1,037
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.

When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.98% for Class A, 0.98% for Class M, 0.98% for Class C, 0.95% for Class I, and 0.83% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

FAEM‑PSTK‑0324‑132 1.798816.132	March 1, 2024

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class M, Class C, and Class I
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.75% A,B	0.75% A,B	0.75% A,B	0.68% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None

Other expenses	0.16% B	0.16% B	0.17% B	0.16% B

Total annual operating expenses	1.16%	1.41%	1.92%	0.84%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.24% for Class M, 0.24% for Class C, and 0.17% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$686	$686	$489	$489	$295	$195	$86	$86
3 years	$922	$922	$781	$781	$603	$603	$268	$268
5 years	$1,177	$1,177	$1,094	$1,094	$1,037	$1,037	$466	$466
10 years	$1,903	$1,903	$1,982	$1,982	$2,046	$2,046	$1,037	$1,037

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.87% for Class A, 0.87% for Class M, 0.87% for Class C, and 0.80% for Class I. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity Advisor® Global Capital Appreciation Fund	MSCI ACWI (All Country World Index) Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Class I of the fund.
To the extent that other classes of Fidelity Advisor® Global Capital Appreciation Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AGLO‑PSTK‑0324‑154 1.737647.154	March 1, 2024

Supplement to the
Fidelity Advisor® Global Equity Income Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.88% AB	0.86% AB	0.88% AB	0.85% AB	0.72% AB

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.22% B	0.21% B	0.22% B	0.23% B	0.21% B

Total annual operating expenses	1.35%	1.57%	2.10%	1.08%	0.93%

Fee waiver and/or expense reimbursement	0.05% C	0.02% C	0.05% C	0.03% C	0.03% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.30%	1.55%	2.05%	1.05%	0.90%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.23% for Class M, 0.25% for Class C, 0.21% for Class I, and 0.09% for Class Z, was previously charged under the services agreements.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$700	$700	$502	$502	$308	$208	$107	$107	$92	$92
3 years	$972	$972	$826	$826	$651	$651	$339	$339	$292	$292
5 years	$1,266	$1,266	$1,173	$1,173	$1,123	$1,123	$592	$592	$511	$511
10 years	$2,100	$2,100	$2,150	$2,150	$2,234	$2,234	$1,314	$1,314	$1,139	$1,139
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
When determining a class’s management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.88% for Class A, 0.86% for Class M, 0.88% for Class C, 0.85% for Class I, and 0.72% for Class Z. One‑twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AGED‑PSTK‑0324‑109 1.966357.109	March 1, 2024

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.73% A,B	0.73% A,B	0.73% A,B	0.73% A,B	0.61% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.02% B	0.02% B	0.02% B	0.02% B	0.02% B

Total annual operating expenses	1.00%	1.25%	1.75%	0.75%	0.63%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% for Class A, 0.21% for Class M, 0.21% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$671	$671	$473	$473	$278	$178	$77	$77	$64	$64
3 years	$875	$875	$733	$733	$551	$551	$240	$240	$202	$202
5 years	$1,096	$1,096	$1,012	$1,012	$949	$949	$417	$417	$351	$351
10 years	$1,729	$1,729	$1,808	$1,808	$1,864	$1,864	$930	$930	$786	$786

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.85% for Class A, 0.85% for Class M, 0.85% for Class C, 0.84% for Class I, and 0.71% for Class Z. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity Advisor® International Capital Appreciation Fund	MSCI ACWI (All Country World Index) ex USA Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Class I of the fund.
To the extent that other classes of Fidelity Advisor® International Capital Appreciation Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AICAP‑PSTK‑0324‑144 1.743370.144	March 1, 2024

Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.74% A,B	0.71% A,B	0.74% A,B	0.70% A,B	0.58% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.08% B	0.08% B	0.08% B	0.08% B	0.08% B

Total annual operating expenses	1.07%	1.29%	1.82%	0.78%	0.66%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the MSCI EAFE Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25% for Class A, 0.22% for Class M, 0.25% for Class C, 0.22% for Class I, and 0.09% for Class Z was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$ 678	$ 678	$ 477	$ 477	$ 285	$ 185	$ 80	$ 80	$ 67	$ 67
3 years	$ 896	$ 896	$ 745	$ 745	$ 573	$ 573	$ 249	$ 249	$ 211	$ 211
5 years	$1,131	$1,131	$1,033	$1,033	$ 985	$ 985	$ 433	$ 433	$ 368	$ 368
10 years	$1,806	$1,806	$1,852	$1,852	$1,940	$1,940	$ 966	$ 966	$ 822	$ 822
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.

The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.86% for Class A, 0.83% for Class M, 0.86% for Class C, 0.82% for Class I, and 0.70% for Class Z. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index

Fidelity Advisor® Overseas Fund	MSCI EAFE Index
For the purposes of calculating the performance adjustment for Fidelity Advisor® Overseas Fund, the fund’s investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

OS‑PSTK‑0324‑146 1.743525.146	March 1, 2024

Supplement to the
Fidelity Advisor® Value Leaders Fund
Class A, Class M, Class C, and Class I
December 30, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A		Class M		Class C		Class I

Management fee (fluctuates based on the fund’s performance relative to a securities market index)	0.78	% A,B	0.77	% A,B	0.78	% A,B	0.72	% A,B

Distribution and/or Service (12b‑1) fees	0.25%		0.50%		1.00%		None

Other expenses	0.32	% B	0.33	% B	0.33	% B	0.31	% B

Total annual operating expenses	1.36%		1.60%		2.11%		1.03%
Fee waiver and/or expense reimbursement	0.21	% C	0.20	% C	0.21	% C	0.13	% C

Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%		1.40%		1.90%		0.90%
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24% for Class A, 0.23% for Class M, 0.24% for Class C, and 0.18% for Class I was previously charged under the services agreements. Please see “Fund Services - Fund Management - Advisory Fee(s)” for additional information.
B Adjusted to reflect current fees.
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2025. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

	Class A		Class M		Class C		Class I

	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares

1 year	$685	$685	$488	$488	$293	$193	$92	$92
3 years	$955	$955	$812	$812	$634	$634	$310	$310
5 years	$1,251	$1,251	$1,166	$1,166	$1,108	$1,108	$552	$552
10 years	$2,093	$2,093	$2,162	$2,162	$2,227	$2,227	$1,244	$1,244
The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.
Each class of the fund pays a management fee to the Adviser.
The management fee is calculated and paid to the Adviser every month.
The management fee is determined by calculating a basic fee and then applying a performance adjustment.
When determining a class’s basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund’s monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual basic fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate (if applicable) or (2) 0.72% for Class A, 0.71% for Class M, 0.72% for Class C, and 0.66% for Class I. One‑twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.
The performance adjustment rate is calculated monthly by comparing over the performance period the fund’s performance to that of the performance adjustment index listed below.

Fund	Performance Adjustment Index
Fidelity Advisor® Value Leaders Fund	Russell 1000® Value Index
For the purposes of calculating the performance adjustment for the fund, the fund’s investment performance will be based on the performance of Class I of the fund.

To the extent that other classes of Fidelity Advisor® Value Leaders Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.
The performance period is the most recent 36 month period.
The maximum annualized performance adjustment rate is ±0.20% of the fund’s average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the fund’s average net assets over the performance period, and the resulting dollar amount is then proportionately added to or subtracted from a class’s basic fee.
A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

AVLF‑PSTK‑0324‑135 1.790648.135	March 1, 2024

Supplement to the

Fidelity Advisor® Diversified International Fund, Fidelity Advisor® Emerging Asia Fund, Fidelity Advisor® Focused Emerging Markets Fund, Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® Global Equity Income Fund, Fidelity Advisor® International Capital Appreciation Fund, Fidelity Advisor® Overseas Fund, and Fidelity Advisor® Value Leaders Fund

Class A, Class M, Class C, Class I, and Class Z

December 30, 2023

STATEMENT OF ADDITIONAL INFORMATION

Effective March 1, 2024, each fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. Each amended contract incorporates either a management fee rate that may vary by class or a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class’s management fee.

The following information replaces similar information found in the “Management Contracts” section.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund’s securities lending program, if applicable, the fund’s proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each of Fidelity Advisor® Diversified International Fund’s, Fidelity Advisor® Emerging Asia Fund’s, Fidelity Advisor® Focused Emerging Markets Fund’s, and Fidelity Advisor® Global Equity Income Fund’s management contract, each class of each fund pays FMR a monthly management fee.

For the services of FMR under each of Fidelity Advisor® Global Capital Appreciation Fund’s, Fidelity Advisor® International Capital Appreciation Fund’s, Fidelity Advisor® Overseas Fund’s, and Fidelity Advisor® Value Leaders Fund’s management contract, each class of each fund pays FMR a monthly management fee. The management fee has two components: (i) a basic fee and (ii) a performance adjustment.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For Fidelity Advisor® Diversified International Fund, Fidelity Advisor® Global Equity Income Fund, Fidelity Advisor® International Capital Appreciation Fund, and Fidelity Advisor® Overseas Fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.920%	0.800%
Next $400 billion	0.860%	0.730%
Next $400 billion	0.830%	0.700%
Over $1,200 billion	0.810%	0.690%

For Fidelity Advisor® Global Capital Appreciation Fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate
First $400 billion	0.920%
Next $400 billion	0.860%
Next $400 billion	0.830%
Over $1,200 billion	0.810%

For Fidelity Advisor® Emerging Asia Fund and Fidelity Advisor® Focused Emerging Markets Fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	1.02%	0.900%
Next $400 billion	0.960%	0.830%
Next $400 billion	0.930%	0.800%
Over $1,200 billion	0.910%	0.790%

For Fidelity Advisor® Value Leaders Fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, Class I Annualized Rate
First $400 billion	0.770%
Next $400 billion	0.710%
Next $400 billion	0.680%
Over $1,200 billion	0.660%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class’s mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

For Fidelity Advisor® Diversified International Fund, Fidelity Advisor® Emerging Asia Fund, Fidelity Advisor® Focused Emerging Markets Fund, and Fidelity Advisor® Global Equity Income Fund, the annual management fee rate for each class of shares offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity Advisor® Diversified International Fund/Class A	0.85%
Fidelity Advisor® Diversified International Fund/Class M	0.86%
Fidelity Advisor® Diversified International Fund/Class C	0.86%
Fidelity Advisor® Diversified International Fund/Class I	0.86%
Fidelity Advisor® Diversified International Fund/Class Z	0.70%
Fidelity Advisor® Emerging Asia Fund/Class A	0.88%
Fidelity Advisor® Emerging Asia Fund/Class M	0.88%
Fidelity Advisor® Emerging Asia Fund/Class C	0.87%
Fidelity Advisor® Emerging Asia Fund/Class I	0.86%
Fidelity Advisor® Emerging Asia Fund/Class Z	0.72%
Fidelity Advisor® Focused Emerging Markets Fund/Class A	0.98%
Fidelity Advisor® Focused Emerging Markets Fund/Class M	0.98%

Fund/Class	Maximum Management Fee Rate
Fidelity Advisor® Focused Emerging Markets Fund/Class C	0.98%
Fidelity Advisor® Focused Emerging Markets Fund/Class I	0.95%
Fidelity Advisor® Focused Emerging Markets Fund/Class Z	0.83%
Fidelity Advisor® Global Equity Income Fund/Class A	0.88%
Fidelity Advisor® Global Equity Income Fund/Class M	0.86%
Fidelity Advisor® Global Equity Income Fund/Class C	0.88%
Fidelity Advisor® Global Equity Income Fund/Class I	0.85%
Fidelity Advisor® Global Equity Income Fund/Class Z	0.72%

One-twelfth of the management fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

For Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® International Capital Appreciation Fund, Fidelity Advisor® Overseas Fund, and Fidelity Advisor® Value Leaders Fund, the annual basic fee rate for each class of shares offered through this SAI is the lesser of (1) the class’s mandate rate reduced by the class’s discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Basic Fee Rate
Fidelity Advisor® Global Capital Appreciation Fund/Class A	0.87%
Fidelity Advisor® Global Capital Appreciation Fund/Class M	0.87%
Fidelity Advisor® Global Capital Appreciation Fund/Class C	0.87%
Fidelity Advisor® Global Capital Appreciation Fund/Class I	0.80%
Fidelity Advisor® International Capital Appreciation Fund/Class A	0.85%
Fidelity Advisor® International Capital Appreciation Fund/Class M	0.85%
Fidelity Advisor® International Capital Appreciation Fund/Class C	0.85%
Fidelity Advisor® International Capital Appreciation Fund/Class I	0.84%
Fidelity Advisor® International Capital Appreciation Fund/Class Z	0.71%

Fund/Class	Maximum Basic Fee Rate
Fidelity Advisor® Overseas Fund/Class A	0.86%
Fidelity Advisor® Overseas Fund/Class M	0.83%
Fidelity Advisor® Overseas Fund/Class C	0.86%
Fidelity Advisor® Overseas Fund/Class I	0.82%
Fidelity Advisor® Overseas Fund/Class Z	0.70%
Fidelity Advisor® Value Leaders Fund/Class A	0.72%
Fidelity Advisor® Value Leaders Fund/Class M	0.71%
Fidelity Advisor® Value Leaders Fund/Class C	0.72%
Fidelity Advisor® Value Leaders Fund/Class I	0.66%

One-twelfth of the basic fee rate is applied to the class’s average net assets for the month, giving a dollar amount which is the basic fee for the class for that month.

Computing the Performance Adjustment. The basic fee for the following funds is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund’s investment performance for the performance period exceeds, or is exceeded by, the record of the designated index over the same period. The performance period consists of the most recent month plus the previous 35 months. The performance comparison is made at the end of each month.

Fund	Performance Adjustment Index
Fidelity Advisor® Global Capital Appreciation Fund	MSCI ACWI (All Country World Index) Index
Fidelity Advisor® International Capital Appreciation Fund	MSCI ACWI (All Country World Index) ex USA Index
Fidelity Advisor® Overseas Fund	MSCI EAFE Index
Fidelity Advisor® Value Leaders Fund	Russell 1000® Value Index

If the Trustees determine that another index is appropriate for Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® International Capital Appreciation Fund, or Fidelity Advisor® Value Leaders Fund, they may designate a successor index to be substituted, when permitted by applicable law.

For the purposes of calculating the performance adjustment for Fidelity Advisor® Overseas Fund, the fund’s investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.

For the purposes of calculating the performance adjustment for each of Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® International Capital Appreciation Fund, and Fidelity Advisor® Value Leaders Fund, the fund’s investment performance will be based on the performance of Class I of the fund, a class of shares offered through this SAI. To the extent that other classes of Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® International Capital Appreciation Fund, and Fidelity Advisor® Value Leaders Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class’s own performance were considered.

For Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® International Capital Appreciation Fund, Fidelity Advisor® Overseas Fund, and Fidelity Advisor® Value Leaders Fund, each percentage point of difference, calculated to the nearest 0.01% (up to a maximum difference of ±10.00), is multiplied by a performance adjustment rate of 0.02%. The maximum annualized performance adjustment rate is ±0.20% of a fund’s average net assets over the performance period.

One twelfth (1/12) of this rate is then applied to the fund’s average net assets over the performance period, giving a dollar amount which will be proportionately added to (or subtracted from) a class’s basic fee.

The performance of a fund or class, as applicable, is calculated based on change in NAV. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by the fund or class are treated as if reinvested in that fund’s or class’s shares at the NAV as of the record date for payment.

The record of an index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on a fund’s performance compared to the investment record of the index, the controlling factor is not whether the fund’s performance is up or down per se, but whether it is up or down more or less than the record of the designated performance adjustment index. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The index returns for each of the MSCI ACWI (All Country World Index) ex USA Index, the MSCI ACWI (All Country World Index) Index, and the MSCI EAFE Index are adjusted for tax withholding at treaty rates applicable to U.S.-based mutual funds organized as Massachusetts business trusts.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The following information replaces similar information found in the “Transfer and Service Agent Agreements” section.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund’s portfolio and general accounting records, and administers each fund’s securities lending program under the terms of each fund’s management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services.

Effective March 1, 2024, each fund’s sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended. The following information supplements similar information found in the “Management Contracts” section.

Under the terms of the sub-advisory agreements, FMR pays each sub-adviser monthly fees equal to 110% of the sub-adviser’s costs for providing sub-advisory services.

Effective March 1, 2024, Fidelity Advisor® Diversified International Fund’s, Fidelity Advisor® Emerging Asia Fund’s, Fidelity Advisor® Focused Emerging Markets Fund’s, Fidelity Advisor® Global Capital Appreciation Fund’s, Fidelity Advisor® Global Equity Income Fund’s, Fidelity Advisor® International Capital Appreciation Fund’s, and Fidelity Advisor® Overseas Fund’s sub-advisory agreements with FIL Investment Advisors (FIA) were amended. The following information replaces similar information found in the “Management Contracts” section.

FMR, and not the fund, pays FIA. Under the terms of the sub-advisory agreements, FMR pays FIA monthly fees at an annual rate of 0.44% for each of Fidelity Advisor® Diversified International Fund, Fidelity Advisor® International Capital Appreciation Fund, and Fidelity Advisor® Overseas Fund, 0.50% for each of Fidelity Advisor® Emerging Asia Fund and Fidelity Advisor® Focused Emerging Markets Fund, and 0.38% for each of Fidelity Advisor® Global Capital Appreciation Fund and Fidelity Advisor® Global Equity Income Fund with respect to the average daily net assets of the fund managed by FIA. FIA in turn pays FIA(UK).

ACOM10B-SSTK-0324-124 1.909881.124	March 1, 2024